DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS	12 Months Ended
Dec. 31, 2020
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS
8.	DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS

a)	Other receivables

	2020		2019
	Current	Non Current	Current	Non Current
Turnover tax balance	25,497	-	69,038	-
Income tax credit balance (1)	-	-	1,386,757	-
VAT credit balance	6,005	-	58,005	-
Other tax receivables	14,121	1,954	1,670	1,907
Prepaid expenses	142,519	-	123,499	-
Advances to suppliers	1,263,364	-	1,609,144	-
Allowance for doubtful accounts	(54,067)	-	-	-
Balances with related parties	84,236	-	-	-
Subsidies receivables	302,777	-	195,810	-
Other Receivables UT	43,199	-	53,107	-
Others	340,196	7,603	448,429	10,351
Total	2,167,847	9,557	3,945,459	12,258

(1) Provision, net of advances paid, withholdings and perceptions.

The movement of the allowance for doubtful accounts is as follows:

Balances as of December 31, 2018	-
Additions	-
Applications	-
Reversals	-
Balances as of December 31, 2019	-
Inflation adjustment restatement	(44,179)
Additions (1)	233,379
Applications	-
Reversals (1)	(135,133)
Balances as of December 31, 2020	54,067

(1) Included in "Selling Expenses"

b)	Trade receivables

	2020		2019
	Current	Non Current	Current	Non Current
Commons	5,949,236	-	8,616,688	-
UT	-	-	18,805	-
Natural Gas Transportation	3,708,723	-	5,138,622	-
Production and Commercialization of Liquids	1,546,120	-	2,590,762	-
Other services	694,393	-	868,499	-
Related parties (Note 21)	330,738	-	380,456
Natural Gas Transportation	76,376	-	209,669	-
Production and Commercialization of Liquids	116,737	-	73,167	-
Other services	137,625	-	97,620	-
Allowance for doubtful accounts	(132,521)	-	(183,730)	-
Total	6,147,453	-	8,813,414	-

The movement of the allowance for doubtful accounts is as follows:

Balances as of December 31, 2018	277,536
Additions (1)	(93,806)
Applications	-
Reversals	-
Balances as of December 31, 2019	183,730
Inflation adjustment restatement	(51,209)
Additions	-
Applications	-
Reversals	-
Balances as of December 31, 2020	132,521

(1) The total amount is recorded in Selling Expenses

c)	Cash and cash equivalents

	2020	2019
Cash and banks	1,260,190	1,528,928
UT Cash and banks	168	3,755
Mutual funds in local currency	823,199	1,401,763
Mutual funds in foreign currency	2,350,600	-
Interest-bearing accounts	216,732	10,359,956
UT Mutual funds	2,517	-
Total	4,653,406	13,294,402

d)	Contract liabilities

	2020		2019
	Current	Non Current	Current	Non Current
Natural Gas Transportation	122,741	2,252,830	134,044	2,375,577
Production and Commercialization of Liquids	68,448	396,739	52,260	465,190
Other services	111,249	1,402,558	84,933	1,143,831
UT	15,547	-	28,001	-
Total	317,985	4,052,127	299,238	3,984,598

During 2020 and 2019 financial years, the Company recognized Ps. 159,952 and Ps. 189,587, respectively, in revenues for sales from contracts with clients in the Statement of Comprehensive Income, which had been included in the balance at the beginning of each year.

Revenues related to the contract liabilities will be recognized in the Statement of Comprehensive Income in accordance with the schedule stipulated with the customers for the provision of the service, which will be completed between 2025 and 2047.

e)	Other payables

	2020		2019
	Current	Non Current	Current	Non Current
Payable for compensation for the Board of Directors and Supervisory Committee	11,550	-	11,569	-
Others	1,961	-	2,375	-
UT Other liabilities	288,463	-	377,677	-
Total	301,974	-	391,621	-

f)	Taxes payables

	2020		2019
	Current	Non Current	Current	Non Current
Health and safety tax	13,109	-	17,683	-
Withholdings and perceptions made to third parties	89,189	-	201,559	-
Turnover Tax	162,572	-	116,105	-
Tax on exports	-	-	98,019	-
VAT	69,244	-	-	-
UT Others	-	-	464	-
Others	14,360	-	46,995	-
Total	348,474	-	480,825	-

g)	Trade payables

	2020		2019
	Current	Non Current	Current	Non Current
Suppliers	2,665,409	-	5,276,710	-
UT Suppliers	76,861	-	149,586	-
Customers (credit balances)	17,638	-	8,392	-
Related companies	43,688	-	165,552	-
Total	2,803,596	-	5,600,240	-

h)	Revenues

	2020	2019	2018
Sales of goods and services	55,543,573	65,836,288	70,485,082
Subsidies	327,865	275,615	851,800
Total	55,871,438	66,111,903	71,336,882

Disaggregation of revenues

Below is a table in which revenues are disaggregated considering the type of market and the opportunity to satisfy performance obligations:

Year ended December 31, 2020
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Primary geographical market:
External market	-	9,534,556	-	-	9,534,556
Local market	23,501,610	18,062,140	4,364,503	408,629	46,336,882
Total	23,501,610	27,596,696	4,364,503	408,629	55,871,438
Timing of revenue recognition:
Over the time	23,501,610	1,665,970	4,364,503	408,629	29,940,712
At a point in time	-	25,930,726	-	-	25,930,726
Total	23,501,610	27,596,696	4,364,503	408,629	55,871,438

Year ended December 31, 2019
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Primary geographical market:
External market	-	12,449,866	-	-	12,449,866
Local market	30,795,577	19,050,591	3,439,787	376,082	53,662,037
Total	30,795,577	31,500,457	3,439,787	376,082	66,111,903
Timing of revenue recognition:
Over the time	30,795,577	1,670,192	3,439,787	376,082	36,281,638
At a point in time	-	29,830,265	-	-	29,830,265
Total	30,795,577	31,500,457	3,439,787	376,082	66,111,903

Year ended December 31, 2018
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Primary geographical market:
External market	-	12,618,988	-	-	12,618,988
Local market	32,381,937	22,203,559	3,790,881	341,517	58,717,894
Total	32,381,937	34,822,547	3,790,881	341,517	71,336,882
Timing of revenue recognition:
Over the time	32,381,937	1,477,117	3,790,881	341,517	37,991,452
At a point in time	-	33,345,430	-	-	33,345,430
Total	32,381,937	34,822,547	3,790,881	341,517	71,336,882

Detailed information of revenues on each business segment for the years ended December 31, 2020, 2019 and 2018 is disclosed below:

i.	Natural Gas Transportation:

	2020	2019	2018
Firm	19,086,235	25,214,892	25,641,775
Access and Charge	839,868	1,137,755	1,184,965
Interruptible and Others	3,575,507	4,442,930	5,555,197
Total	23,501,610	30,795,577	32,381,937

ii.	Production and Commercialization of Liquids:

	2020	2019	2018
Product	25,602,861	29,554,650	32,493,630
Services	1,665,970	1,670,192	1,477,117
Government grants	327,865	275,615	851,800
Total	27,596,696	31,500,457	34,822,547

iii.	Other services:

	2020	2019	2018
Conditioning and treatment	2,036,984	1,733,165	1,539,505
Operation and maintenance	166,972	887,181	1,005,491
Steam sales	182,124	315,254	286,422
Construction	25,812	16,199	44,653
UT Construction	70,481	255,517	907,244
Transportation and conditioning of Natural Gas	1,793,855	225,619	-
Others	88,275	6,852	7,566
Total	4,364,503	3,439,787	3,790,881

i)	Cost of sales

	2020	2019	2018
Inventories at the beginning of the year	418,823	754,516	384,814
Purchases	12,670,943	16,408,467	18,556,286
Operating costs (Note 8.i.)	15,047,441	16,440,793	15,716,324
Inventories at the end of the year	(571,502)	(418,823)	(754,516)
Total	27,565,705	33,184,953	33,902,908

j)	Expenses by nature – Information required under art. 64 paragraph I, clause B) Commercial Companies Law

	2020

		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	4,050,804	1,813,778	1,265,416	741,580	230,030		-
Social security taxes	823,941	355,095	253,176	165,837	49,833		-
Compensation to Directors and Supervisory Committee	40,039	-	-	40,039	-		-
Professional services fees	316,283	34,515	13,299	241,111	27,358		-
Technical operator assistance fees	1,430,462	589,450	841,012	-	-		-
Materials	453,037	164,268	288,769	-	-		-
Third parties services	518,110	235,552	262,707	19,290	561		-
Telecommunications and post expenses	47,420	13,338	10,523	20,785	2,774		-
Rents	25,197	10,096	5,185	9,157	759		-
Transports and freight	156,729	92,915	61,244	2,570	-		-
Easements	98,444	87,574	10,870	-	-		-
Offices supplies	9,056	3,087	1,288	4,408	273		-
Travels expenses	68,320	30,715	19,972	15,111	2,522		-
Insurance	255,898	146,906	91,016	17,962	14		-
Property, plant and equipment maintenance	1,872,450	1,609,864	230,192	32,394	-		-
Depreciation of property, plant and equipment	6,161,233	4,222,188	1,598,481	340,564	-		-
Taxes and contributions	3,003,392	505,742	26,080	1,278	2,470,292	(1)	-
Advertising	85,997	-	-	-	85,997		-
Doubtful accounts	95,067	-	-	-	95,067		-
Banks expenses	23,734	-	-	23,734	-		-
Interests expense	3,358,279	-	-	-	-		3,358,279
Foreign exchange loss	14,836,082	-	-	-	-		14,836,082
Costs of services rendered to third parties	108,667	-	108,667	-	-		-
Other expenses	53,697	22,482	21,979	6,972	2,264		-

Total 2020	37,892,338	9,937,565	5,109,876	1,682,792	2,967,744		18,194,361

(1) Includes tax on exports for Ps. 421,172 for the year ended December 31, 2020.

	2019

		Operating expenses

Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other contributions	4,347,500	1,992,017	1,297,722	823,076	234,685		-
Social security taxes	810,188	369,771	232,128	159,359	48,930		-
Compensation to Directors and Supervisory Committee	44,284	-	-	44,284	-		-
Professional services fees	657,734	20,943	338,511	254,542	43,738		-
Technical operator assistance fees	1,558,506	1,056,723	501,783	-	-		-
Materials	527,916	230,643	297,273	-	-		-
Third parties services	593,395	245,103	303,408	33,334	11,550		-
Telecommunications and post expenses	61,003	17,638	8,300	32,608	2,457		-
Rents	59,572	17,313	28,781	12,100	1,378		-
Transports and freight	157,904	99,383	55,206	3,315	-		-
Easements	125,169	118,942	6,227	-	-		-
Offices supplies	18,150	5,471	3,145	7,056	2,478		-
Travels expenses	180,366	89,168	48,923	37,221	5,054		-
Insurance	131,238	64,137	51,871	8,701	6,529		-
Property, plant and equipment maintenance	3,494,687	3,040,075	406,252	48,360	-		-
Depreciation of property, plant and equipment	5,031,234	3,870,024	949,432	211,778	-		-
Taxes and contributions	4,144,215	454,949	33,318	5,314	3,650,634	(1)	-
Advertising	122,713	-	-	-	122,713		-
Doubtful accounts	3,315	-	-	-	3,315		-
Banks expenses	26,286	-	-	26,286	-		-
Interests expense	3,416,877	-	-	-	-		3,416,877
Foreign exchange loss	21,287,642	-	-	-	-		21,287,642
Capitalized finance costs	(607,453)	-	-	-	-		(607,453)
Costs of services rendered to third parties	18,602	-	18,602	-	-		-
Other expenses	180,667	107,877	59,734	8,446	4,610		-

Total 2019	46,391,710	11,800,177	4,640,616	1,715,780	4,138,071		24,097,066

(1) Includes tax on exports of Ps. 1,148,234 for the year ended December 31, 2019.

	2018

		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	4,006,260	1,866,300	1,189,130	747,477	203,353		-
Social security taxes	670,656	303,143	177,888	145,796	43,829		-
Compensation to Directors and Supervisory Committee	54,072	-	-	54,072	-		-
Professional services fees	575,292	14,758	284,039	262,271	14,224		-
Technical operator assistance fees	2,758,540	1,755,077	1,003,463	-	-		-
Materials	468,994	143,852	325,142	-	-		-
Third parties services	548,240	214,277	272,797	41,446	19,720		-
Telecommunications and post expenses	45,605	8,788	5,983	29,860	974		-
Rents	51,909	16,036	21,573	12,453	1,847		-
Transports and freight	142,608	88,444	48,135	6,029	-		-
Easements	113,250	113,250	-	-	-		-
Offices supplies	14,654	4,966	1,803	6,555	1,330		-
Travels expenses	178,586	79,945	56,001	34,338	8,302		-
Insurance	138,786	79,933	49,624	9,223	6		-
Property, plant and equipment maintenance	2,649,800	2,315,295	301,820	32,685	-		-
Depreciation of property, plant and equipment	4,655,763	3,377,834	717,723	560,206	-		-
Taxes and contributions	3,509,811	357,119	42,057	4,457	3,106,178	(1)	-
Advertising	10,170	-	-	-	10,170		-
Doubtful accounts	277,537	-	-	-	277,537		-
Banks expenses	25,446	-	-	25,446	-		-
Interests expense	3,508,840	-	-	-	-		3,508,840
Foreign exchange loss	27,481,250	-	-	-	-		27,481,250
Other financial charges	-	-	-	-	-		-
Costs of services rendered to third parties	346,137	-	346,137	-	-		-
Other expenses	184,301	76,447	57,545	41,995	8,314		-

Total 2018	52,416,507	10,815,464	4,900,860	2,014,309	3,695,784		30,990,090

(1) Includes tax on exports for Ps. 521,232 for the year ended December 31, 2018

k)	Net financial results

	2020	2019	2018
Financial income
Interest income	546,600	979,612	2,817,393
Foreign exchange gain	4,968,821	10,640,197	17,098,238
Subtotal	5,515,421	11,619,809	19,915,631
Financial expenses
Interest expense (1)	(3,358,279)	(3,416,877)	(3,508,840)
Foreign exchange loss	(14,836,082)	(21,287,642)	(27,481,250)
less: Capitalized finance costs	-	607,453	-
Subtotal	(18,194,361)	(24,097,066)	(30,990,090)
Other financial results
Notes repurchase results	399,356	-	-
Derivative financial instruments results	449,575	(26,101)	222,171
Fair value (losses) / gains on financial instruments through profit or loss	(7,265,635)	738,179	2,875,311
Others	(358,075)	(557,712)	(510,009)
Subtotal	(6,774,779)	154,366	2,587,473
Gain on net monetary position	6,482,061	8,378,326	2,526,114
Total	(12,971,658)	(3,944,565)	(5,960,872)

(1) Includes Ps. 242,337 and Ps. 265,398 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2020 and 2019.

l)	Other operating results

	2020	2019	2018
Net increase in provisions (1)	(154,391)	(212,548)	(1,614,277)
Recovery of insurance	236,978	-	49,999
Others	17,242	38,934	(301,282)
Total	99,829	(173,614)	(1,865,560)

(1) Including interest and legal expenses

m)	Other financial assets at amortized cost

	2020		2019
	Current	Non Current	Current	Non Current
Fixed term deposits in foreign currency	-	13,755,917	-	-
VRD bonds	3,044	3,095	4,568	7,356
US Treasury Bills	-	-	1,416,685	-
Private debt bonds	15,275	-	-	-
Total	18,319	13,759,012	1,421,253	7,356

n)	Other financial assets at fair value through profit or loss

	2020		2019
	Current	Non Current	Current	Non Current
Public debt bonds	2,120,788	-	-	-
Total	2,120,788	-	-	-

o)	Payroll and social security taxes payable

	2020		2019
	Current	Non Current	Current	Non Current
Vacation benefit payable	673,531	-	416,382	-
Annual bonus payable	297,999	-	279,825	-
Social security taxes payable	174,886	-	178,265	-
UT	1,572	-	8,333	-
Total	1,147,988	-	882,805	-